Equity (Details) - Schedule of RSUs and PSUs activity	12 Months Ended
Dec. 31, 2020 $ / shares shares
Schedule of RSUs and PSUs activity [Abstract]
Unvested RSUs and PSUs outstanding, Number of RSUs and PSUs | shares	2,362,991
Unvested RSUs and PSUs outstanding, Weighted Average Grant Date Fair Value | $ / shares	$ 24.10
Granted, Number of RSUs and PSUs | shares	1,671,436
Granted, Weighted Average Grant Date Fair Value | $ / shares	$ 17.90
Vested, Number of RSUs and PSUs | shares	(677,249)
Vested, Weighted Average Grant Date Fair Value | $ / shares	$ 23.19
Forfeited, Number of RSUs and PSUs | shares	(556,062)
Forfeited, Weighted Average Grant Date Fair Value | $ / shares	$ 21.80
Unvested RSUs and PSUs outstanding, Number of RSUs and PSUs | shares	2,801,116
Unvested RSUs and PSUs outstanding as of December 31, 2019 | $ / shares	$ 21.08